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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-12

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-5397-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-12.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-12. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-452-7126 if you have questions about your account. And, please visit our web-site at www.nwservicecenter.com to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-12

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 2004
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         546,922 shares (cost $3,720,405) .................................   $ 3,781,419

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         421,464 shares (cost $2,991,171) .................................     3,090,553

      W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         403,432 shares (cost $2,247,120) .................................     2,246,267

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         348,417 shares (cost $3,228,475) .................................     3,301,742

      W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         282,084 shares (cost $1,403,357) .................................     1,421,081

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         887,661 shares (cost $7,119,804) .................................     7,311,220

      W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         530,006 shares (cost $1,776,927) .................................     1,795,925

      W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         12,876 shares (cost $210,879) ....................................       215,865

      W & R Target Funds, Inc. - International Portfolio (WRIntl)
         183,659 shares (cost $1,093,108) .................................     1,100,614

      W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         224,444 shares (cost $1,263,202) .................................     1,260,858

      W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         32,042 shares (cost $417,059) ....................................       420,935

      W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         896,562 shares (cost $896,562) ...................................       896,562

      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         146,421 shares (cost $1,840,859) .................................     1,924,393

      W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         181,267 shares (cost $1,543,596) .................................     1,621,706

      W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         54,740 shares (cost $846,060) ....................................       888,261

      W & R Target Funds, Inc. - Value Portfolio (WRValue)
         700,410 shares (cost $3,891,802) .................................     4,022,735
                                                                              -----------
            Total investments .............................................    35,300,136

   Accounts receivable ....................................................            --
                                                                              -----------
            Total assets ..................................................    35,300,136

Accounts payable ..........................................................         1,670
                                                                              -----------
Contract owners' equity (note 4) ..........................................   $35,298,466
                                                                              ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       Total     WRAsStrat    WRBal     WRBnd
                                                     ---------   ---------   -------   -------
Investment activity:
   Reinvested dividends ..........................   $     246          --        --        --
   Mortality and expense risk charges (note 2) ...     (80,992)     (9,128)   (7,684)   (5,424)
                                                     ---------    --------   -------   -------
      Net investment income (loss) ...............     (80,746)     (9,128)   (7,684)   (5,424)
                                                     ---------    --------   -------   -------

   Proceeds from mutual fund shares sold .........     600,319     189,468    45,010    51,367
   Cost of mutual fund shares sold ...............    (558,806)   (178,268)  (40,944)  (51,811)
                                                     ---------    --------   -------   -------
      Realized gain (loss) on investments ........      41,513      11,200     4,066      (444)
   Change in unrealized gain (loss)
      on investments .............................     582,146      33,847    72,642     5,852
                                                     ---------    --------   -------   -------
      Net gain (loss) on investments .............     623,659      45,047    76,708     5,408
                                                     ---------    --------   -------   -------
   Reinvested capital gains ......................          --          --        --        --
                                                     ---------    --------   -------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 542,913      35,919    69,024       (16)
                                                     =========    ========   =======   =======

                                                     WRCoreEq   WRDivInc   WRGrowth   WRHiInc
                                                     --------   -------    --------   -------
Investment activity:
   Reinvested dividends ..........................         --        --          --        --
   Mortality and expense risk charges (note 2) ...     (8,365)   (1,955)    (17,704)   (4,351)
                                                      -------    ------     -------   -------
      Net investment income (loss) ...............     (8,365)   (1,955)    (17,704)   (4,351)
                                                      -------    ------     -------   -------

   Proceeds from mutual fund shares sold .........     40,299       182      57,347    21,319
   Cost of mutual fund shares sold ...............    (36,359)     (183)    (45,543)  (20,249)
                                                      -------    ------     -------   -------
      Realized gain (loss) on investments ........      3,940        (1)     11,804     1,070
   Change in unrealized gain (loss)
      on investments .............................     30,848    17,724     133,976    16,240
                                                      -------    ------     -------   -------
      Net gain (loss) on investments .............     34,788    17,723     145,780    17,310
                                                      -------    ------     -------   -------
   Reinvested capital gains ......................         --        --          --        --
                                                      -------    ------     -------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     26,423    15,768     128,076    12,959
                                                      =======    ======     =======   =======

                                                     WRIntlII     WRIntl   WRLTBond   WRMicCpGr
                                                     --------    -------   --------   ---------
Investment activity:
   Reinvested dividends ..........................    $   --          --         --        --
   Mortality and expense risk charges (note 2) ...      (280)     (2,761)    (2,766)     (615)
                                                      ------     -------    -------    ------
      Net investment income (loss) ...............      (280)     (2,761)    (2,766)     (615)
                                                      ------     -------    -------    ------

   Proceeds from mutual fund shares sold .........       991      38,024     14,394     3,019
   Cost of mutual fund shares sold ...............      (960)    (31,548)   (14,527)   (3,234)
                                                      ------     -------    -------    ------
      Realized gain (loss) on investments ........        31       6,476       (133)     (215)
   Change in unrealized gain (loss)
      on investments .............................     4,987         566       (708)    3,875
                                                      ------     -------    -------    ------
      Net gain (loss) on investments .............     5,018       7,042       (841)    3,660
                                                      ------     -------    -------    ------
   Reinvested capital gains ......................        --          --         --        --
                                                      ------     -------    -------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $4,738       4,281     (3,607)    3,045
                                                      ======     =======    =======    ======

                                                      WRMMkt    WRSciTech   WRSmCap   WRSmCpVal
                                                     --------   ---------   -------   ---------
Investment activity:
   Reinvested dividends ..........................        246        --          --        --
   Mortality and expense risk charges (note 2) ...       (875)   (4,674)     (4,044)   (1,474)
                                                     --------    ------      ------    ------
      Net investment income (loss) ...............       (629)   (4,674)     (4,044)   (1,474)
                                                     --------    ------      ------    ------

   Proceeds from mutual fund shares sold .........    123,038     2,585       4,282       372
   Cost of mutual fund shares sold ...............   (123,038)   (2,010)     (3,145)     (364)
                                                     --------    ------      ------    ------
      Realized gain (loss) on investments ........         --       575       1,137         8
   Change in unrealized gain (loss)
      on investments .............................         --    66,376      58,826    42,201
                                                     --------    ------      ------    ------
      Net gain (loss) on investments .............         --    66,951      59,963    42,209
                                                     --------    ------      ------    ------
   Reinvested capital gains ......................         --        --          --        --
                                                     --------    ------      ------    ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (629)   62,277      55,919    40,735
                                                     ========    ======      ======    ======

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NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     WRValue
                                                     -------
Investment activity:
   Reinvested dividends ..........................   $    --
   Mortality and expense risk charges (note 2) ...    (8,892)
                                                     -------
      Net investment income (loss) ...............    (8,892)
                                                     -------

   Proceeds from mutual fund shares sold .........     8,622
   Cost of mutual fund shares sold ...............    (6,623)
                                                     -------
      Realized gain (loss) on investments ........     1,999
   Change in unrealized gain (loss)
      on investments .............................    94,894
                                                     -------
      Net gain (loss) on investments .............    96,893
                                                     -------
   Reinvested capital gains ......................        --
                                                     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $88,001
                                                     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           Total                 WRAsStrat
                                                  -----------------------   -------------------
                                                      2004         2003        2004       2003
                                                  -----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   (80,746)     (6,470)     (9,128)     (941)
   Realized gain (loss) on investments ........        41,513      10,735      11,200     2,960
   Change in unrealized gain (loss)
      on investments ..........................       582,146      47,410      33,847     1,685
   Reinvested capital gains ...................            --          --          --        --
                                                  -----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       542,913      51,675      35,919     3,704
                                                  -----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    32,123,512   1,074,035   3,464,525   246,939
   Transfers between funds ....................            --          --     (65,248)       --
   Redemptions (note 3) .......................      (540,861)     (4,674)   (161,355)   (1,719)
   Annuity benefits ...........................       (75,125)    (29,156)    (12,313)   (3,495)
   Contingent deferred sales charges ..........        (5,627)         --      (1,862)       --
   Adjustments to maintain reserves ...........         2,208     (20,550)        599    (5,155)
                                                  -----------   ---------   ---------   -------
         Net equity transactions ..............    31,504,107   1,019,655   3,224,346   236,570
                                                  -----------   ---------   ---------   -------

Net change in contract owners' equity .........    32,047,020   1,071,330   3,260,265   240,274
Contract owners' equity beginning
   of period ..................................     3,251,446     476,142     521,371    66,358
                                                  -----------   ---------   ---------   -------
Contract owners' equity end of period .........   $35,298,466   1,547,472   3,781,636   306,632
                                                  ===========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       277,233      47,277      47,341     6,616
                                                  -----------   ---------   ---------   -------
   Units purchased ............................     3,357,505      98,744     354,254    23,326
   Units redeemed .............................      (174,659)       (424)    (20,490)     (160)
                                                  -----------   ---------   ---------   -------
   Ending units ...............................     3,460,079     145,597     381,105    29,782
                                                  ===========   =========   =========   =======

                                                         WRBal                 WRBnd
                                                  -------------------   -------------------
                                                     2004       2003       2004      2003
                                                  ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............      (7,684)     (521)     (5,424)   (1,191)
   Realized gain (loss) on investments ........       4,066     2,207        (444)      (94)
   Change in unrealized gain (loss)
      on investments ..........................      72,642     2,041       5,852     5,502
   Reinvested capital gains ...................          --        --          --        --
                                                  ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      69,024     3,727         (16)    4,217
                                                  ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   2,766,332   166,230   2,141,673   144,168
   Transfers between funds ....................     (34,335)       --     (65,775)       --
   Redemptions (note 3) .......................     (65,377)      (50)    (68,946)     (940)
   Annuity benefits ...........................     (10,678)   (3,380)     (5,329)   (5,500)
   Contingent deferred sales charges ..........          --        --      (1,760)       --
   Adjustments to maintain reserves ...........         378      (454)        440    (3,590)
                                                  ---------   -------   ---------   -------
         Net equity transactions ..............   2,656,320   162,346   2,000,303   134,138
                                                  ---------   -------   ---------   -------

Net change in contract owners' equity .........   2,725,344   166,073   2,000,287   138,355
Contract owners' equity beginning
   of period ..................................     365,215    43,279     245,885    88,170
                                                  ---------   -------   ---------   -------
Contract owners' equity end of period .........   3,090,559   209,352   2,246,172   226,525
                                                  =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................      30,976     4,306      23,626     8,694
                                                  ---------   -------   ---------   -------
   Units purchased ............................     277,101    15,187     215,284    13,086
   Units redeemed .............................      (9,316)       (5)    (12,029)      (84)
                                                  ---------   -------   ---------   -------
   Ending units ...............................     298,761    19,488     226,881    21,696
                                                  =========   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        WRCoreEq             WRDivInc
                                                  --------------------   ----------------
                                                     2004        2003       2004     2003
                                                  ----------   -------   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $   (8,365)   (1,124)     (1,955)    --
   Realized gain (loss) on investments ........        3,940     1,126          (1)    --
   Change in unrealized gain (loss)
      on investments ..........................       30,848     8,416      17,724     --
   Reinvested capital gains ...................           --        --          --     --
                                                  ----------   -------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       26,423     8,418      15,768     --
                                                  ----------   -------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    2,818,837   122,174   1,403,732     --
   Transfers between funds ....................       32,470        --       5,627     --
   Redemptions (note 3) .......................      (38,846)      (26)     (3,945)    --
   Annuity benefits ...........................      (11,900)   (6,012)       (101)    --
   Contingent deferred sales charges ..........           --        --          --     --
   Adjustments to maintain reserves ...........          351    (1,014)     (1,267)    --
                                                  ----------   -------   ---------    ---
         Net equity transactions ..............    2,800,912   115,122   1,404,046     --
                                                  ----------   -------   ---------    ---

Net change in contract owners' equity .........    2,827,335   123,540   1,419,814     --
Contract owners' equity beginning
   of period ..................................      474,336   104,991          --     --
                                                  ----------   -------   ---------    ---
Contract owners' equity end of period .........   $3,301,671   228,531   1,419,814     --
                                                  ==========   =======   =========    ===

CHANGES IN UNITS:
   Beginning units ............................       40,779    10,426          --     --
                                                  ----------   -------   ---------    ---
   Units purchased ............................      284,947    11,156     144,015     --
   Units redeemed .............................       (3,779)       (2)       (401)    --
                                                  ----------   -------   ---------    ---
   Ending units ...............................      321,947    21,580     143,614     --
                                                  ==========   =======   =========    ===

                                                        WRGrowth              WRHiInc
                                                  -------------------   -------------------
                                                     2004       2003       2004       2003
                                                  ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............     (17,704)     (850)     (4,351)     (624)
   Realized gain (loss) on investments ........      11,804     2,477       1,070       126
   Change in unrealized gain (loss)
      on investments ..........................     133,976     9,001      16,240     8,262
   Reinvested capital gains ...................          --        --          --        --
                                                  ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     128,076    10,628      12,959     7,764
                                                  ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   6,600,058   129,653   1,585,122    70,745
   Transfers between funds ....................      65,214        --     (13,018)       --
   Redemptions (note 3) .......................    (128,586)   (1,427)     (8,330)       --
   Annuity benefits ...........................     (10,674)   (2,355)     (9,126)   (2,953)
   Contingent deferred sales charges ..........      (2,005)       --          --        --
   Adjustments to maintain reserves ...........         798    (5,255)        207    (1,181)
                                                  ---------   -------   ---------   -------
         Net equity transactions ..............   6,524,805   120,616   1,554,855    66,611
                                                  ---------   -------   ---------   -------

Net change in contract owners' equity .........   6,652,881   131,244   1,567,814    74,375
Contract owners' equity beginning
   of period ..................................     657,969    68,376     228,081    33,924
                                                  ---------   -------   ---------   -------
Contract owners' equity end of period .........   7,310,850   199,620   1,795,895   108,299
                                                  =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................      54,968     6,924      18,880     3,312
                                                  ---------   -------   ---------   -------
   Units purchased ............................     678,741    11,882     152,222     6,303
   Units redeemed .............................     (12,608)     (128)     (1,996)       --
                                                  ---------   -------   ---------   -------
   Ending units ...............................     721,101    18,678     169,106     9,615
                                                  =========   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      WRIntlII            WRIntl
                                                  ---------------   ------------------
                                                    2004     2003      2004      2003
                                                  --------   ----   ---------   ------
Investment activity:
   Net investment income (loss) ...............   $   (280)    --      (2,761)     (52)
   Realized gain (loss) on investments ........         31     --       6,476       --
   Change in unrealized gain (loss)
      on investments ..........................      4,987     --         566      252
   Reinvested capital gains ...................         --     --          --       --
                                                  --------    ---   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,738     --       4,281      200
                                                  --------    ---   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    210,812     --   1,035,217   12,178
   Transfers between funds ....................        400     --      16,477       --
   Redemptions (note 3) .......................        (85)    --     (10,258)     (99)
   Annuity benefits ...........................         --     --        (842)    (154)
   Contingent deferred sales charges ..........         --     --          --       --
   Adjustments to maintain reserves ...........          6     --          59      (46)
                                                  --------    ---   ---------   ------
         Net equity transactions ..............    211,133     --   1,040,653   11,879
                                                  --------    ---   ---------   ------

Net change in contract owners' equity .........    215,871     --   1,044,934   12,079
Contract owners' equity beginning of period ...         --     --      55,690    4,811
                                                  --------    ---   ---------   ------
Contract owners' equity end of period .........   $215,871     --   1,100,624   16,890
                                                  ========    ===   =========   ======

CHANGES IN UNITS:
   Beginning units ............................         --     --       4,648      494
                                                  --------    ---   ---------   ------
   Units purchased ............................     21,755     --     103,870    1,198
   Units redeemed .............................       (103)    --        (994)     (10)
                                                  --------    ---   ---------   ------
   Ending units ...............................     21,652     --     107,524    1,682
                                                  ========    ===   =========   ======

                                                       WRLTBond           WRMicCpGr
                                                  ------------------   --------------
                                                     2004      2003      2004    2003
                                                  ---------   ------   -------   ----
Investment activity:
   Net investment income (loss) ...............      (2,766)    (459)     (615)    --
   Realized gain (loss) on investments ........        (133)      31      (215)    --
   Change in unrealized gain (loss)
      on investments ..........................        (708)   1,354     3,875     --
   Reinvested capital gains ...................          --       --        --     --
                                                  ---------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (3,607)     926     3,045     --
                                                  ---------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   1,119,943   26,747   420,431     --
   Transfers between funds ....................      52,318       --     1,475     --
   Redemptions (note 3) .......................     (12,547)      --    (3,918)    --
   Annuity benefits ...........................      (3,491)  (1,675)      (98)    --
   Contingent deferred sales charges ..........          --       --        --     --
   Adjustments to maintain reserves ...........          96     (490)       (7)    --
                                                  ---------   ------   -------    ---
         Net equity transactions ..............   1,156,319   24,582   417,883     --
                                                  ---------   ------   -------    ---

Net change in contract owners' equity .........   1,152,712   25,508   420,928     --
Contract owners' equity beginning of period ...     108,111   41,543        --     --
                                                  ---------   ------   -------    ---
Contract owners' equity end of period .........   1,260,823   67,051   420,928     --
                                                  =========   ======   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      10,488    4,095        --     --
                                                  ---------   ------   -------    ---
   Units purchased ............................     118,067    2,385    45,237     --
   Units redeemed .............................      (1,237)      --      (412)    --
                                                  ---------   ------   -------    ---
   Ending units ...............................     127,318    6,480    44,825     --
                                                  =========   ======   =======    ===

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        WRMMkt             WRSciTech
                                                  -----------------   ------------------
                                                     2004      2003      2004      2003
                                                  ----------   ----   ---------   ------
Investment activity:
   Net investment income (loss) ...............   $     (629)    --      (4,674)     (63)
   Realized gain (loss) on investments ........           --     --         575    1,209
   Change in unrealized gain (loss)
      on investments ..........................           --     --      66,376     (187)
   Reinvested capital gains ...................           --     --          --       --
                                                  ----------    ---   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         (629)    --      62,277      959
                                                  ----------    ---   ---------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,045,195     --   1,692,844   46,813
   Transfers between funds ....................     (146,071)    --      33,850       --
   Redemptions (note 3) .......................       (3,510)    --      (8,109)      --
   Annuity benefits ...........................          (68)    --      (3,231)    (678)
   Contingent deferred sales charges ..........           --     --          --       --
   Adjustments to maintain reserves ...........           37     --          90      (85)
                                                  ----------    ---   ---------   ------
         Net equity transactions ..............      895,583     --   1,715,444   46,050
                                                  ----------    ---   ---------   ------

Net change in contract owners' equity .........      894,954     --   1,777,721   47,009
Contract owners' equity beginning of period ...        1,680     --     146,648       --
                                                  ----------    ---   ---------   ------
Contract owners' equity end of period .........   $  896,634     --   1,924,369   47,009
                                                  ==========    ===   =========   ======

CHANGES IN UNITS:
   Beginning units ............................          170     --      11,420       --
                                                  ----------    ---   ---------   ------
   Units purchased ............................      198,340     --     170,775    4,392
   Units redeemed .............................     (107,819)    --        (795)      --
                                                  ----------    ---   ---------   ------
   Ending units ...............................       90,691     --     181,400    4,392
                                                  ==========    ===   =========   ======

                                                        WRSmCap           WRSmCpVal
                                                  ------------------   --------------
                                                     2004      2003      2004    2003
                                                  ---------   ------   -------   ----
Investment activity:
   Net investment income (loss) ...............      (4,044)    (134)   (1,474)    --
   Realized gain (loss) on investments ........       1,137      471         8     --
   Change in unrealized gain (loss)
      on investments ..........................      58,826    2,153    42,201     --
   Reinvested capital gains ...................          --       --        --     --
                                                  ---------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      55,919    2,490    40,735     --
                                                  ---------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   1,300,307   44,004   847,782     --
   Transfers between funds ....................      69,862       --     3,779     --
   Redemptions (note 3) .......................      (4,579)    (313)   (4,035)    --
   Annuity benefits ...........................      (3,398)    (383)       --     --
   Contingent deferred sales charges ..........          --       --        --     --
   Adjustments to maintain reserves ...........         157   (1,390)       22     --
                                                  ---------   ------   -------    ---
         Net equity transactions ..............   1,362,349   41,918   847,548     --
                                                  ---------   ------   -------    ---

Net change in contract owners' equity .........   1,418,268   44,408   888,283     --
Contract owners' equity beginning of period ...     203,401    2,449        --     --
                                                  ---------   ------   -------    ---
Contract owners' equity end of period .........   1,621,669   46,857   888,283     --
                                                  =========   ======   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      14,658      236        --     --
                                                  ---------   ------   -------    ---
   Units purchased ............................     135,283    3,708    86,420     --
   Units redeemed .............................        (449)     (26)     (406)    --
                                                  ---------   ------   -------    ---
   Ending units ...............................     149,492    3,918    86,014     --
                                                  =========   ======   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        WRValue
                                                  -------------------
                                                     2004       2003
                                                  ----------   ------
Investment activity:
   Net investment income (loss) ...............   $   (8,892)    (511)
   Realized gain (loss) on investments ........        1,999      222
   Change in unrealized gain (loss)
      on investments ..........................       94,894    8,931
   Reinvested capital gains ...................           --       --
                                                  ----------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       88,001    8,642
                                                  ----------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,670,702   64,384
   Transfers between funds ....................       42,975       --
   Redemptions (note 3) .......................      (18,435)    (100)
   Annuity benefits ...........................       (3,876)  (2,571)
   Contingent deferred sales charges ..........           --       --
   Adjustments to maintain reserves ...........          242   (1,890)
                                                  ----------   ------
         Net equity transactions ..............    3,691,608   59,823
                                                  ----------   ------

Net change in contract owners' equity .........    3,779,609   68,465
Contract owners' equity beginning of period ...      243,059   22,241
                                                  ----------   ------
Contract owners' equity end of period .........   $4,022,668   90,706
                                                  ==========   ======

CHANGES IN UNITS:
   Beginning units ............................       19,279    2,174
                                                  ----------   ------
   Units purchased ............................      371,194    6,121
   Units redeemed .............................       (1,825)      (9)
                                                  ----------   ------
   Ending units ...............................      388,648    8,286
                                                  ==========   ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-12

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Waddell & Reed Target Funds, Inc. (W & R Target
                  Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Dividend Income Portfolio (WRDivIn)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International II Portfolio (WRIntII)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                  W & R Target Funds - Micro Cap Growth Portfolio (WRMCapGr)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Small Cap Value Portfolio (WRSmCapV)
                  W & R Target Funds - Value Portfolio (WRValue)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 6 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.50%.

         NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS)

The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                                       Total    WRAsStrat   WRBal   WRBnd   WRCoreEq   WRDivInc   WRGrowth   WRHiInc
                                      -------   ---------   -----   -----   --------   --------   --------   -------
1.25% .............................   $ 7,164       813       529     484       634        448      1,140       456
1.30% .............................     2,418       178       102      59       179         38        333        64
1.35% .............................     1,095       177        40     180        57         19        121        34
1.40% .............................     7,775       610       625     584       600        397      1,452       537
1.50% .............................    31,922     4,282     3,396   2,208     3,980        213      6,561     2,386
1.55% .............................     1,344       114        70     175       102        156        113        88
1.65% .............................     4,376       609       398     245       212        231        683       360
1.75% .............................     8,604     1,091     1,143     679       811        267      2,205       197
1.80% .............................     1,741        91        87      29        95         12      1,284        --
1.85% .............................       612        34        31      58       123         --        109        20
1.90% .............................     3,485       191       185      53       533        106      1,234        72
2.00% .............................     3,802       550       452     299       401         26      1,014       133
2.05% .............................        90        10        --      --        16         26         --        --
2.10% .............................        87        15        12      --        14          2         26         4
2.15% .............................     1,416        46       220     316       128          5        269        --
2.25% .............................     2,001        99        96      11       190          7        218        --
2.35% .............................       737        48       126      43       140         --        214        --
2.40% .............................        46        --        --      --        --         --         23        --
2.50% .............................     1,598        73        74       1       150          2        570        --
2.60% .............................       679        97        98      --        --         --        135        --
                                      -------     -----     -----   -----     -----      -----     ------     -----
   Totals .........................   $80,992     9,128     7,684   5,424     8,365      1,955     17,704     4,351
                                      =======     =====     =====   =====     =====      =====     ======     =====

                                      WRIntlII   WRIntl   WRLTBond   WRMicCpGr   WRMMkt   WRSciTech   WRSmCap   WRSmCpVal
                                      --------   ------   --------   ---------   ------   ---------   -------   ---------
1.25% .............................     $ 46        206       316        41        182        483        476        213
1.30% .............................       15        925        49        45         31         87        130         31
1.35% .............................        2          5         1         5          5        118         33        106
1.40% .............................       76        213       362       244        233        475        421        262
1.50% .............................       30        887     1,009       149        198      1,706      1,950        270
1.55% .............................        6         12       107         2         --        127         76         74
1.65% .............................       48        126        34        95          6        326        280        278
1.75% .............................       18        136       455        24         44        109        236         37
1.80% .............................       --         --        13        --         --         --         --         --
1.85% .............................       --         57        74         2         --         37         42          8
1.90% .............................       --         18        27         5         --         45         80         37
2.00% .............................        3         47       177         3        156         14        155          1
2.05% .............................       --         --        18        --          2         --         --         --
2.10% .............................       --         --        --        --         --          6         --          6
2.15% .............................       --         33        84        --         --         13         40         27
2.25% .............................       --         36        25        --         18      1,076         --         52
2.35% .............................       27         --        14        --         --         52         53         --
2.40% .............................       --         --        --        --         --         --         --         --
2.50% .............................       --         --         1        --         --         --         --         --
2.60% .............................        9         60        --        --         --         --         72         72
                                        ----      -----     -----       ---        ---      -----      -----      -----
   Totals .........................     $280      2,761     2,766       615        875      4,674      4,044      1,474
                                        ====      =====     =====       ===        ===      =====      =====      =====

                                      WRValue
                                      -------
1.25% .............................    $  697
1.30% .............................       152
1.35% .............................       192
1.40% .............................       684
1.50% .............................     2,697
1.55% .............................       122
1.65% .............................       445
1.75% .............................     1,152
1.80% .............................       130
1.85% .............................        17
1.90% .............................       899
2.00% .............................       371
2.05% .............................        18
2.10% .............................         2
2.15% .............................       235
2.25% .............................       173
2.35% .............................        20
2.40% .............................        23
2.50% .............................       727
2.60% .............................       136
                                       ------
   Totals .........................    $8,892
                                       ======

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $37,851 and $0, respectively, and total transfers from the Account to the fixed account were $137,382 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

         NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for the six month period ended June 30 for the year indicated.

                                    Contract                                                   Investment
                                     Expense                      Unit           Contract        Income           Total
                                      Rate*        Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 --------------   -------   ---------------   --------------   ----------   ----------------
     W & R Target Funds, Inc. - Asset Strategy Portfolio
        2004 .................   1.25% to 2.60%   381,105   $ 9.66 to 9.62       $ 3,781,636      0.00%     -3.40% to -3.84% (a) (b)
        2003 .................        1.50%        29,782         10.30              306,632      0.00%           2.65%

     W & R Target Funds, Inc. - Balanced Portfolio
        2004 .................   1.25% to 2.60%   298,761     9.94 to 9.90         3,090,559      0.00%     -0.56% to -1.01% (a) (b)
        2003 .................        1.50%        19,488         10.74              209,352      0.00%           6.88%

     W & R Target Funds, Inc. - Bond Portfolio
        2004 .................   1.25% to 2.50%   226,881     9.79 to 9.75         2,246,172      0.00%     -2.09% to -2.50% (a) (b)
        2003 .................        1.50%        21,696         10.44              226,525      0.00%           2.95%

     W & R Target Funds, Inc. - Core Equity Portfolio
        2004 .................   1.25% to 2.50%   321,947     9.95 to 9.91         3,301,671      0.00%     -0.51% to -0.92% (a) (b)
        2003 .................        1.50%        21,580         10.59              228,531      0.00%           5.16%

     W & R Target Funds, Inc. - Dividend Income Portfolio
        2004 .................   1.25% to 2.50%   143,614     9.88 to 9.84         1,419,814      0.00%     -1.21% to -1.63% (a) (b)

     W & R Target Funds, Inc. - Growth Portfolio
        2004 .................   1.25% to 2.60%   721,101     9.77 to 9.73         7,310,850      0.00%     -2.29% to -2.74% (a) (b)
        2003 .................        1.50%        18,678        10.69               199,620      0.00%           8.22%

     W & R Target Funds, Inc. - High Income Portfolio
        2004 .................   1.25% to 2.10%   169,106    10.02 to 9.99         1,795,895      0.00%      0.20% to -0.09% (a) (b)
        2003 .................        1.50%         9,615         11.26              108,299      0.00%           9.97%

     W & R Target Funds, Inc. - International II Portfolio
        2004 .................   1.25% to 2.60%    21,652     9.83 to 9.78           215,871      0.00%     -1.74% to -2.18% (a) (b)

     W & R Target Funds, Inc. - International Portfolio
        2004 .................   1.25% to 2.60%   107,524     9.71 to 9.67         1,100,624      0.00%     -2.85% to -3.29% (a) (b)
        2003 .................        1.50%         1,682         10.04               16,890      0.00%           3.11%

     W & R Target Funds, Inc. - Limited-Term Bond Portfolio
        2004 .................   1.25% to 2.50%   127,318     9.85 to 9.81         1,260,823      0.00%     -1.53% to -1.95% (a) (b)
        2003 .................        1.50%         6,480         10.35               67,051      0.00%           2.00%

     W & R Target Funds, Inc. - Micro Cap Growth Portfolio
        2004 .................   1.25% to 2.00%    44,825     9.27 to 9.25           420,928      0.00%     -7.31% to -7.55% (a) (b)

     W & R Target Funds, Inc. - Money Market Portfolio
        2004 .................   1.25% to 2.25%    90,691     9.96 to 9.91           896,634      0.05%     -0.42% to -0.92%

     W & R Target Funds, Inc. - Science & Technology Portfolio
        2004 .................   1.25% to 2.35%   181,400     9.87 to 9.83         1,924,369      0.00%     -1.31% to -1.68% (a) (b)
        2003 .................        1.50%         4,392         10.70               47,009      0.00%           7.11%

     W & R Target Funds, Inc. - Small Cap Growth Portfolio
        2004 .................   1.25% to 2.60%   149,492     9.94 to 9.90         1,621,669      0.00%     -0.60% to -1.05% (a) (b)
        2003 .................        1.50%         3,918         11.96               46,857      0.00%           15.26%

     W & R Target Funds, Inc. - Small Cap Value Portfolio
        2004 .................   1.25% to 2.60%    86,014    10.09 to 10.04          888,283      0.00%       0.90% to 0.44% (a) (b)

     W & R Target Funds, Inc. - Value Portfolio
        2004 .................   1.25% to 2.60%   388,648     9.92 to 9.88         4,022,668      0.00%     -0.75% to -1.20% (a) (b)
        2003 .................        1.50%         8,286         10.95               90,706      0.00%           7.00%
                                                                                 -----------

     2004 Contract owners' equity .............................................  $35,298,466
                                                                                 ===========
     2003 Contract owners' equity .............................................  $ 1,547,472
                                                                                 ===========

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

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                                       18

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